Inventories - Summary of Inventories Net (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories [line items]
Inventories	₩ 717,673	₩ 514,145
Merchandise [member]
Disclosure of inventories [line items]
Inventories	672,738	481,056
Others [member]
Disclosure of inventories [line items]
Inventories	44,935	33,089
Gross carrying amount [member]
Disclosure of inventories [line items]
Inventories	813,683	634,449
Gross carrying amount [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	768,748	601,360
Gross carrying amount [member] | Others [member]
Disclosure of inventories [line items]
Inventories	44,935	33,089
Valuation allowance [member]
Disclosure of inventories [line items]
Inventories	(96,010)	(120,304)
Valuation allowance [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	₩ (96,010)	₩ (120,304)